Secured notes (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Secured Debt Disclosure [Table Text Block]
Secured notes, net of discount consists of the following:
	December 31, 2012	December 31, 2011

Secured note issued	$16,159,035	$16,159,035
Less: Repayment	(16,159,035)	-
	-	16,159,035
Less: Current portion	-	(16,159,035)
Long-term portion	$-	$-